ACQUISITIONS AND OTHER ARRANGEMENTS - Schedule of Total Consideration for Mallinckrodt Plc (Details) - RECOTHROM and PREVELEAK - Mallinckrodt plc - USD ($) $ in Millions		12 Months Ended
	Mar. 16, 2018	Dec. 31, 2018
Acquisitions And Collaborations [Line Items]
Cash consideration transferred	$ 163	$ 163
Contingent consideration	21
Total consideration transferred	$ 184